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<FILENAME>1Q2013TigerEye13F.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Tiger Eye Capital LLC

   Address:               101 Park Avenue, 21st Floor
                          New York, NY 10178

   Form 13F File Number:  028-15229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  John Raniolo
   Title:                 CFO and CCO
   Phone:                 (212) 883-3381

   Signature, Place, and Date of Signing:

     /s/ John Raniolo            New York, NY                05/14/13
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:			37

Form 13F Information Value Total (thousands):		$188,462


List of Other Included Managers:			NONE

Form 13F-HR Information Table


				TITLE OF		    	VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER	VOTING AUTHORITY
	NAME OF ISSUER		CLASS		CUSIP	   	(x$1000)   PRN AMT  PRN CALL DSCRETN   MANAGERS SOLE    SHARED    NONE
-------------------- 		--------- 	--------- 	--------   -------- --- ---- ------- ---------- -------- -------- --------
ADT CORPORATION (THE) CMN	COM		00101J106	3652 	74616 	SH	Sole			74616 	0	0
ALTISOURCE RESIDENTIAL CORP
CMN CLASS B			COM		02153W100	662 	33118 	SH	Sole			33118 	0	0
AMERICAN INTL GROUP, INC. CMN	COM		026874784	3162 	81457 	SH	Sole			81457 	0	0
CABOT OIL & GAS CORPORATION CMN	COM		127097103	4881 	72192 	SH	Sole			72192 	0	0
CANADIAN PACIFIC RAILWAY LTD
CMN				COM		13645T100	11343 	86943 	SH	Sole			86943 	0	0
CBRE GROUP INC CMN		COM		12504L109	4579 	181340 	SH	Sole			181340 	0	0
CBS CORPORATION CMN CLASS B	COM		124857202	11620 	248879 	SH	Sole			248879 	0	0
CONCHO RESOURCES INC. CMN	COM		20605P101	1580 	16221 	SH	Sole			16221 	0	0
DELEK US HLDGS INC CMN		COM		246647101	7421 	188058 	SH	Sole			188058 	0	0
EQUINIX INC CMN			COM		29444U502	5748 	26574 	SH	Sole			26574 	0	0
FERRO CORPORATION CMN		COM		315405100	270 	40000 	SH	Sole			40000 	0	0
FIDELITY NATIONAL FINL CMN	COM		31620R105	3692 	146323 	SH	Sole			146323 	0	0
FIVE BELOW INC CMN		COM		33829M101	810 	21386 	SH	Sole			21386 	0	0
FLEETCOR TECHNOLOGIES, INC. CMN	COM		339041105	6834 	89136 	SH	Sole			89136 	0	0
GENESEE & WYOMING INC CMN
CLASS A				COM		371559105	3947 	42394 	SH	Sole			42394 	0	0
GOOGLE, INC. CMN CLASS A	COM		38259P508	236 	297 	SH	Sole			297 	0	0
LAMAR ADVERTISING CO CMN
CLASS A				COM		512815101	7023 	144569 	SH	Sole			144569 	0	0
LIBERTY GLOBAL INC CMN CLASS A	COM		530555101	1783 	24293 	SH	Sole			24293 	0	0
LIBERTY MEDIA CORPORATION CMN
SERIES A CLASS A		COM		531229102	10528 	94312 	SH	Sole			94312 	0	0
MACQUARIE INFRASTRUCTURE CO LL
CMN				COM		55608B105	12732 	235595 	SH	Sole			235595 	0	0
MARATHON PETROLEUM CORPORATION
CMN				COM		56585A102	2920 	32589 	SH	Sole			32589 	0	0
MASTERCARD INCORPORATED CMN
CLASS A				COM		57636Q104	6271 	11588 	SH	Sole			11588 	0	0
NEWS CORPORATION CMN CLASS A	COM		65248E104	4694 	153837 	SH	Sole			153837 	0	0
OCWEN FINANCIAL CORPORATION CMN	COM		675746309	8850 	233389 	SH	Sole			233389 	0	0
PARKWAY PROPERTIES INC MD CMN	COM		70159Q104	1299 	70000 	SH	Sole			70000 	0	0
PIONEER NATURAL RESOURCES CO
CMN				COM		723787107	453 	3645 	SH	Sole			3645 	0	0
PRICELINE.COM INC CMN		COM		741503403	2378 	3456 	SH	Sole			3456 	0	0
QUIKSILVER INC CMN		COM		74838C106	542 	89242 	SH	Sole			89242 	0	0
RYMAN HOSPITALITY PPTYS INC CMN	COM		78377T107	7149 	156268 	SH	Sole			156268 	0	0
SHERWIN-WILLIAMS CO CMN		COM		824348106	6306 	37340 	SH	Sole			37340 	0	0
SIX FLAGS ENTERTAINMENT
CORPOR*ATION CMN		COM		83001A102	3540 	48844 	SH	Sole			48844 	0	0
TIME WARNER INC. CMN		COM		887317303	13295 	230732 	SH	Sole			230732 	0	0
TJX COMPANIES INC (NEW) CMN	COM		872540109	4282 	91585 	SH	Sole			91585 	0	0
TRANSDIGM GROUP INCORPORATED
CMN				COM		893641100	7841 	51275 	SH	Sole			51275 	0	0
VISA INC. CMN CLASS A		COM		92826C839	4963 	29220 	SH	Sole			29220 	0	0
WESTLAKE CHEMICAL CORPORATION
CMN				COM		960413102	297 	3174 	SH	Sole			3174 	0	0
WYNDHAM WORLDWIDE CORP. CMN	COM		98310W108	10879 	168713 	SH	Sole			168713 	0	0